                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7739
                                     ------------------------------------------

Harding, Loevner Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ                          08876
--------------------------------------------------------------------------------
     (Address of principal executive offices)               (Zip code)

David R. Loevner, President    50 Division Street, Somerville, NJ 08876
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (877) 435-8105
                                                      -----------------

Date of fiscal year end:      10/31/2003
                              ---------------------------

Date of reporting period:     11/01/2002-10/31/2003
                              ---------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

ANNUAL REPORT
OCTOBER 31, 2003

Portfolios managed by
Harding, Loevner Management, L.P.

INTERNATIONAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

GLOBAL EQUITY PORTFOLIO

P.O. Box 9130
Boston, MA 02117-9130
Telephone: 877-435-8105
Fax: 617-927-8400
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   HARDING, LOEVNER FUNDS, INC.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

                                                  December 12, 2003

    Dear Shareholder:

    Enclosed is the Annual Report to Shareholders for the year ended October 31, 2003, as required by regulation.

    Our regular quarterly narrative discussing developments in the calendar quarter ended December 31, 2003 will be sent to you shortly.

                                                  Sincerely,

                                                  /s/ David R. Loevner

                                                  David R. Loevner
                                                  President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Performance Information and Statements of Net Assets
    International Equity Portfolio..........................   1
    Emerging Markets Portfolio..............................   7
    Global Equity Portfolio.................................  13

Statements of Operations....................................  20

Statements of Changes in Net Assets.........................  21

Financial Highlights........................................  24

Notes to Financial Statements...............................  27

Report of Independent Auditors..............................  32

Supplemental Tax Information................................  33

Directors and Principal Officers............................  35

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

HYPOTHETICAL COMPARISON OF CHANGES IN VALUE OF $10,000
INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
INTERNATIONAL EQUITY PORTFOLIO AND
THE MSCI ALL COUNTRY WORLD FREE EX-US INDEX
(NET DIVIDENDS REINVESTED) AND THE
LIPPER INTERNATIONAL EQUITY FUND INDEX

             INTERNATIONAL       MSCI ALL COUNTRY     LIPPER INTERNATIONAL
            EQUITY PORTFOLIO  WORLD FREE EX-US INDEX   EQUITY FUND INDEX
5/11/94              $10,000                 $10,000               $10,000
5/31/94               $9,920                  $9,852                $9,985
6/30/94               $9,750                  $9,921                $9,828
7/31/94              $10,040                 $10,083               $10,130
8/31/94              $10,330                 $10,422               $10,481
9/30/94              $10,100                 $10,164               $10,210
10/31/94             $10,330                 $10,437               $10,392
11/30/94              $9,700                  $9,934                $9,907
12/31/94              $9,753                  $9,911                $9,775
1/31/95               $9,120                  $9,461                $9,290
2/28/95               $9,311                  $9,409                $9,288
3/31/95               $9,532                  $9,941                $9,532
4/30/95               $9,929                 $10,329                $9,883
5/31/95              $10,402                 $10,283                $9,980
6/30/95              $10,392                 $10,141               $10,018
7/31/95              $10,659                 $10,717               $10,569
8/31/95              $10,254                 $10,345               $10,390
9/30/95              $10,477                 $10,522               $10,564
10/31/95             $10,394                 $10,240               $10,344
11/30/95             $10,455                 $10,481               $10,452
12/31/95             $10,923                 $10,895               $10,755
1/31/96              $11,278                 $11,045               $11,009
2/29/96              $11,379                 $11,045               $11,056
3/31/96              $11,592                 $11,251               $11,229
4/30/96              $11,734                 $11,592               $11,595
5/31/96              $11,907                 $11,418               $11,583
6/30/96              $12,211                 $11,476               $11,689
7/31/96              $11,815                 $11,095               $11,295
8/31/96              $11,980                 $11,160               $11,442
9/30/96              $12,132                 $11,437               $11,699
10/31/96             $11,994                 $11,322               $11,652
11/30/96             $12,500                 $11,759               $12,198
12/31/96             $12,606                 $11,623               $12,307
1/31/97              $12,441                 $11,410               $12,327
2/28/97              $12,317                 $11,619               $12,550
3/31/97              $12,244                 $11,594               $12,616
4/30/97              $12,224                 $11,692               $12,671
5/31/97              $12,864                 $12,414               $13,385
6/30/97              $13,309                 $13,099               $14,027
7/31/97              $13,650                 $13,365               $14,473
8/31/97              $12,616                 $12,313               $13,431
9/30/97              $13,319                 $12,979               $14,293
10/31/97             $12,193                 $11,874               $13,207
11/30/97             $12,151                 $11,725               $13,097
12/31/97             $12,074                 $11,860               $13,201
1/31/98              $12,168                 $12,215               $13,520
2/28/98              $13,102                 $13,030               $14,386
3/31/98              $13,564                 $13,481               $15,167
4/30/98              $13,595                 $13,577               $15,400
5/31/98              $13,763                 $13,331               $15,420
6/30/98              $13,532                 $13,281               $15,286
7/31/98              $13,448                 $13,407               $15,520
8/31/98              $11,445                 $11,516               $13,287
9/30/98              $11,298                 $11,273               $12,874
10/31/98             $12,189                 $12,454               $13,820
11/30/98             $12,945                 $13,123               $14,513
12/31/98             $13,305                 $13,575               $14,870
1/31/99              $13,007                 $13,561               $14,960
2/28/99              $12,709                 $13,257               $14,573
3/31/99              $13,359                 $13,897               $15,060
4/30/99              $14,488                 $14,592               $15,762
5/31/99              $13,742                 $13,907               $15,176
6/30/99              $14,775                 $14,546               $15,896
7/31/99              $15,425                 $14,887               $16,251
8/31/99              $15,606                 $14,939               $16,379
9/30/99              $15,905                 $15,040               $16,432
10/31/99             $16,512                 $15,600               $17,005
11/30/99             $17,588                 $16,223               $18,252
12/31/99             $19,931                 $17,771               $20,495
1/31/2000            $18,955                 $16,806               $19,296
2/29/2000            $19,221                 $17,260               $20,569
3/31/2000            $19,388                 $17,910               $20,623
4/30/2000            $18,534                 $16,910               $19,315
5/31/2000            $17,681                 $16,478               $18,784
6/30/2000            $18,967                 $17,179               $19,654
7/31/2000            $18,434                 $16,501               $19,017
8/31/2000            $18,867                 $16,705               $19,339
9/30/2000            $17,647                 $15,779               $18,211
10/31/2000           $16,871                 $15,277               $17,592
11/30/2000           $16,284                 $14,592               $16,850
12/31/2000           $16,781                 $15,090               $17,478
1/31/2001            $16,841                 $15,315               $17,581
2/28/2001            $15,834                 $14,102               $16,347
3/31/2001            $14,502                 $13,099               $15,198
4/30/2001            $15,450                 $13,982               $16,122
5/31/2001            $15,042                 $13,585               $15,732
6/30/2001            $14,466                 $13,059               $15,288
7/31/2001            $14,154                 $12,767               $14,891
8/31/2001            $13,663                 $12,447               $14,591
9/30/2001            $12,187                 $11,123               $13,001
10/31/2001           $12,655                 $11,435               $13,353
11/30/2001           $13,279                 $11,958               $13,851
12/31/2001           $13,728                 $12,111               $14,098
1/31/2002            $13,175                 $11,591               $13,528
2/28/2002            $13,247                 $11,673               $13,718
3/31/2002            $13,897                 $12,301               $14,443
4/30/2002            $13,957                 $12,374               $14,544
5/31/2002            $14,174                 $12,499               $14,752
6/30/2002            $13,548                 $11,954               $14,170
7/31/2002            $12,248                 $10,787               $12,755
8/31/2002            $12,224                 $10,785               $12,766
9/30/2002            $10,913                  $9,640               $11,391
10/31/2002           $11,527                 $10,156               $11,982
11/30/2002           $11,948                 $10,644               $12,549
12/31/2002           $11,663                 $10,299               $12,147
1/31/2003            $11,059                  $9,937               $11,703
2/28/2003            $10,709                  $9,733               $11,356
3/31/2003            $10,588                  $9,537               $11,078
4/30/2003            $11,422                 $10,447               $12,175
5/31/2003            $11,893                 $11,103               $12,956
6/30/2003            $12,014                 $11,404               $13,262
7/31/2003            $12,497                 $11,706               $13,633
8/31/2003            $12,872                 $12,053               $14,027
9/30/2003            $13,029                 $12,388               $14,309
10/31/2003           $13,658                 $13,189               $15,162

                                RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2003
                           --------------------------------------------------------
                                                                   AVERAGE ANNUAL
                                  CUMULATIVE TOTAL RETURN           TOTAL RETURN
                           -------------------------------------  -----------------
FUND NAME                  LAST 12 MONTHS     5 YR     INCEPTION   5 YR   INCEPTION
-----------------------------------------------------------------------------------
INTERNATIONAL EQUITY
  PORTFOLIO (5/11/94)            18.49%      12.05%      36.58%   2.30%      3.34%
MSCI All Country World ex
  USA Free
  (Net dividend)                 29.87%       5.91%      31.89%   1.15%      2.96%
Lipper International Fund
  Index                          26.54%       9.71%      51.62%   1.87%      4.49%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

The Portfolio rose in value by 18.49% net of fees in the financial year through October 31, 2003. In comparison, the benchmark MSCI All Country World Free ex-US Index rose 29.87%, its growth component by 35.44% and its value component by 24.39%. Please refer to the preceding page of the report for complete performance information.

Adherence to our investment discipline, which emphasizes stocks of companies featuring financial strength, proven management and the ability to grow earnings even in difficult economic times has hampered our relative performance this year. A year ago, there was great doubt about both the quantity and the quality of corporate profits. In an environment of shrinking demand, earnings growth was being squeezed between a lack of pricing power and a rise in wage costs, while revelations of accounting fraud were leading to distrust of the reported earnings of even the world's most admired companies. Financial scandals still abound, but, the massive fiscal and monetary stimuli thrown at the world economy by authorities in the US, Europe and Japan have worked their magic, and it now appears that the world may be embarked on a rare period of synchronized growth.

As a result, risky assets have been re-priced upwards. We see this phenomenon all over financial markets in the narrowed spread between low and high-grade corporate bonds; in the outperformance of emerging markets and stocks of small companies, and in the outperformance of very cyclical sectors, such as technology and heavy industrials. We see it even within sectors in the outperformance of high-quality companies relative to low-quality ones, when defined, for example, by such criteria as financial leverage or return on equity. In this environment, our emphasis on financial strength and the durability of earnings growth has been a recipe for strongly positive absolute returns but for poor returns relative to our benchmark.

This is not to say we have been averse to taking on risk within the concept of our discipline. During the year we increased the Portfolio's exposure in several sectors usually considered to offer high returns at the expense of greater risk. In geographical terms, this is exemplified by the Portfolio's exposure to Emerging Markets. Overall allocation to stocks in emerging countries is now very close to our 20% self imposed limit. But this increased level of risk has, crucially, not been achieved at the expense of the standards we demand in individual companies. In the Financials sector, for example, we added three new holdings; in BBVA Bancomer in Mexico, Bangkok Bank in Thailand and HDFC Bank of India, which represent the companies with the strongest balance sheets and the best market positions in those countries' fast-growing financials sectors. Similarly, we raised our exposure to the Information Technology sector, through buying new holdings in Japan in Keyence and Rohm, and in France, through buying back a former holding, Dassault Systemes. These three IT companies have shown that they can survive the deep downturns that characterize their sector, thanks to their excellent management, financial strength and strongly competitive products, in our opinion.

At the same time, we have reduced exposure to the slower growth, but less volatile, energy sector, through partial sales of global giant BP, Imperial Oil of Canada, and Sasol, the South African coal-to-liquids company. We made mistakes during the year. We had reduced our exposure to German financial institutions late last year, but had retained holdings in Deutsche Bank and Munich Re, the reinsurance company. We were wrong to hold them in the first quarter, and wrong to sell them when we did. We made a similar error with Embraer, the Brazilian manufacturer of regional jet aircraft. Despite a period of severe underperformance, we sold, out of concerns about the financial health of the company's customer base, the airline industry. Those concerns were justified, but as bond markets reopened to risky credits including the airlines, a potential crisis for Embraer was averted.

As we enter the new financial year, we believe that a rosy outlook about the strength and duration of economic growth, and about the operating environment for non-US companies, is priced into stocks, and may well be too optimistic. We think that the recent underperformance and consequent under valuation of high-quality growth stocks now provides a historic opportunity for high prospective returns, as was presented by the markets as a whole a year ago. As ever, we rely on the companies in which we are invested to deliver the earnings growth that we believe should generate positive long-term returns for fund holders.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced.

Please refer to the Statement of Net Assets on the following pages for fund holdings, and important disclosures on page 19 of this report.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003                                                         SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.5%
---------------------------

COMMON STOCKS - 95.7%
---------------------

AUSTRALIA - 0.9%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                                135,083    $   3,416,986
                                                                                       -------------

BRAZIL - 1.4%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                          122,749        4,959,060
                                                                                       -------------

CANADA - 4.9%
------------
EnCana Corp. (Oil & Gas)                                                    244,000        8,386,280
Imperial Oil Ltd. (Integrated International Oil Producers)                  217,000        8,630,090
                                                                                       -------------
                                                                                          17,016,370
                                                                                       -------------
CHINA - 1.2%
-----------
Aluminum Corp. of China Ltd. (Metals & Mining)                            8,108,000        4,176,314
                                                                                       -------------

DENMARK - 1.4%
--------------
ISS A/S (Service Organizations)                                             102,513        4,889,549
                                                                                       -------------

FRANCE - 7.4%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                     65,454        9,701,510
Carrefour SA (Miscellaneous Retailers)                                      103,000        5,407,345
Dassault Systemes SA (Software)                                              93,900        3,984,294
Schneider Electric SA (Electrical Equipment)                                117,800        6,895,055
                                                                                       -------------
                                                                                          25,988,204
                                                                                       -------------
GERMANY - 2.7%
--------------
Metro AG (Food & Drug Retailing)                                            235,000        9,610,736
                                                                                       -------------

HONG KONG - 1.9%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)                              262,700        3,722,459
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)                    1,083,000        3,068,107
                                                                                       -------------
                                                                                           6,790,566
                                                                                       -------------
HUNGARY - 1.3%
-------------
Gedeon Richter Rt. (Pharmaceuticals)                                         43,000        4,421,970
                                                                                       -------------

INDIA - 1.1%
----------
HDFC Bank Ltd. (Banks)                                                      530,000        3,699,592
                                                                                       -------------

IRELAND - 1.5%
------------
CRH plc (Construction Materials)                                            289,252        5,201,872
                                                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                             SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

ISRAEL - 1.3%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                               83,668    $   4,759,873
                                                                                       -------------

JAPAN - 17.1%
------------
Asatsu-DK Inc. (Advertising Agencies)                                       289,500        6,912,607
Canon Inc. (Business Machines & Office Equipment)                           186,000        9,000,955
Kao Corp. (Cosmetics & Personal Care)                                       301,000        6,187,838
Keyence Corp. (Electronic Equipment & Instruments)                           17,500        3,849,093
Mitsubishi Corp. (General Diversified)                                      922,000        9,569,309
Nissan Motor Co., Ltd. (Automobiles)                                        634,000        7,104,998
Nomura Holdings Inc. (Financial Services)                                   341,000        5,856,261
Rohm Co., Ltd. (Electronics)                                                 57,700        7,778,360
Yamato Transport Co., Ltd. (Transportation)                                 282,000        3,747,687
                                                                                       -------------
                                                                                          60,007,108
                                                                                       -------------
MEXICO - 3.9%
------------
Coca-Cola Femsa SA de CV - ADR (Beverages, Food & Tobacco)*                 142,000        2,868,400
Grupo Financiero BBVA Banc (Banks)*                                       7,132,700        6,054,059
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                         165,000        4,601,140
                                                                                       -------------
                                                                                          13,523,599
                                                                                       -------------
NETHERLANDS - 5.0%
----------------
Heineken NV (Beverages, Food & Tobacco)                                     261,000        9,314,764
IHC Caland NV (Shipbuilding)                                                194,000        8,276,768
                                                                                       -------------
                                                                                          17,591,532
                                                                                       -------------
RUSSIA - 0.9%
-----------
Yukos - ADR (Oil & Gas)                                                      67,000        3,095,400
                                                                                       -------------

SINGAPORE - 1.3%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                                  541,200        4,445,366
                                                                                       -------------

SOUTH AFRICA - 1.3%
-----------------
Sasol Ltd. (Oil & Gas)                                                      359,200        4,699,034
                                                                                       -------------

SOUTH KOREA - 2.1%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                                 36,300        7,260,000
                                                                                       -------------

SPAIN - 3.2%
-----------
Bankinter SA (Commercial Banks)                                             107,000        3,992,839
Santander Central Hispano SA (Banks)                                        753,000        7,221,741
                                                                                       -------------
                                                                                          11,214,580
                                                                                       -------------
SWEDEN - 3.5%
------------
Securitas AB, Class B (Service Organizations)                               577,700        7,109,379
Skandinaviska Enskilda Banken AB, Class A (Banks)                           426,000        5,133,287
                                                                                       -------------
                                                                                          12,242,666
                                                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                             SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

SWITZERLAND - 10.2%
-----------------
Nestle SA - ADR (Diversified Food)                                          153,000    $   8,421,258
Novartis AG - Registered (Pharmaceuticals)                                  183,800        7,005,968
Roche Holding AG - Genusschein (Pharmaceuticals)                             61,100        5,056,015
Swiss Re - Registered (Insurance)                                           119,500        7,521,605
UBS AG - Registered (Banks)                                                 123,166        7,563,270
                                                                                       -------------
                                                                                          35,568,116
                                                                                       -------------
TAIWAN - 1.5%
------------
Taiwan Semiconductor (Parts & Components)*                                2,639,989        5,206,159
                                                                                       -------------

THAILAND - 1.3%
-------------
Bangkok Bank Co., Ltd. (Banks)*                                           1,895,000        4,441,221
                                                                                       -------------

UNITED KINGDOM - 17.4%
---------------------
BP plc - ADR (Oil & Gas)                                                    183,000        7,755,540
Carnival plc (Transportation)                                               101,000        3,487,792
Close Brothers Group plc (Diversified Financials)                           420,723        5,158,260
Premier Farnell plc (Electronics)                                         1,375,000        5,974,431
Rio Tinto plc (Diversified Metal Producers)                                 205,000        4,983,492
Standard Chartered plc (Other Financial Services)                           387,000        6,208,126
Unilever plc (Diversified Food)                                             689,000        5,840,624
Vodafone Group plc - Sponsored ADR (Telephone Systems)                      452,671        9,573,992
WPP Group plc (Advertising Agencies)                                      1,234,000       11,783,142
                                                                                       -------------
                                                                                          60,765,399
                                                                                       -------------

Total Common Stocks (Cost $278,972,160)                                                  334,991,272
                                                                                       -------------

PREFERRED STOCK - 1.8%
-------------------
BERMUDA - 1.8%
--------------
Taiwan Semi Flemings - 144A (Cost $3,905,373)*                              619,931        6,112,638
                                                                                       -------------

TOTAL LONG TERM INVESTMENTS (COST $282,877,533)                                          341,103,910
                                                                                       -------------
                                                                          FACE
REPURCHASE AGREEMENT - 2.4%                                              AMOUNT
---------------------------                                          --------------
Investors Bank & Trust Company Repurchase Agreement, 0.72%
due 11/03/03 in the amount of $8,413,320; issued 10/31/03
(collateralized by $8,505,688 par of FNMA #555106, 3.379%
due 06/01/26 with a market value of $8,833,533)
(Cost $8,412,815)                                                    $    8,412,815        8,412,815
                                                                                       -------------

TOTAL INVESTMENTS - 99.9% (COST $291,290,348)                                          $ 349,516,725
                                                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                                             VALUE (1)

----------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 0.1%
------------------------------------------------------------
Receivable for securities sold                                                         $     288,569
Receivable for Fund shares sold                                                               18,583
Dividends receivable                                                                         769,528
Tax reclaim receivable                                                                       175,788
Other assets                                                                                  21,979
Prepaid expenses                                                                               1,442
Payable for Fund shares redeemed                                                              (3,700)
Due to Foreign Custodian (Cost $289,562)                                                    (288,569)
Payable to Investment Advisor                                                               (175,194)
Other liabilities                                                                           (305,200)
                                                                                       -------------
                                                                                             503,226
                                                                                       -------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 30,983,098 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                        $ 350,019,951
                                                                                       =============

Net Asset Value, Offering and Redemption Price Per Share                               $       11.30
                                                                                       =============
COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                        $ 360,204,760
Accumulated undistributed net investment income                                            2,174,828
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                                  (70,612,605)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                  58,252,968
                                                                                       -------------
                                                                                       $ 350,019,951
                                                                                       =============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

HYPOTHETICAL COMPARISON OF CHANGES IN VALUE OF $10,000
INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
EMERGING MARKETS PORTFOLIO AND THE MSCI
EMERGING MARKETS FREE INDEX (NET DIVIDENDS REINVESTED)
AND THE LIPPER EMERGING MARKETS FUNDS INDEX

            EMERGING MARKETS    LIPPER EMERGING      MSCI EMERGING
               PORTFOLIO      MARKETS FUNDS INDEX  MARKETS FREE INDEX
11/9/98              $10,000              $10,000             $10,000
11/30/98             $10,280              $10,127             $10,202
12/31/98             $10,160              $10,000             $10,054
1/31/99               $9,740               $9,797              $9,892
2/28/99               $9,500               $9,713              $9,988
3/31/99              $10,490              $10,794             $11,305
4/30/99              $11,870              $12,293             $12,703
5/31/99              $11,780              $12,146             $12,629
6/30/99              $13,350              $13,510             $14,063
7/31/99              $13,180              $13,172             $13,681
8/31/99              $13,400              $13,027             $13,805
9/30/99              $13,310              $12,564             $13,339
10/31/99             $13,680              $12,943             $13,623
11/30/99             $15,090              $14,370             $14,845
12/31/99             $17,954              $16,895             $16,733
1/31/2000            $17,634              $16,699             $16,833
2/29/2000            $18,644              $17,197             $17,055
3/31/2000            $19,098              $17,248             $17,139
4/30/2000            $17,439              $15,372             $15,514
5/31/2000            $16,923              $14,554             $14,873
6/30/2000            $18,541              $15,276             $15,397
7/31/2000            $17,552              $14,653             $14,606
8/31/2000            $17,789              $14,803             $14,677
9/30/2000            $16,532              $13,388             $13,396
10/31/2000           $15,346              $12,388             $12,425
11/30/2000           $14,553              $11,268             $11,339
12/31/2000           $14,966              $11,675             $11,612
1/31/2001            $16,530              $13,028             $13,210
2/28/2001            $15,826              $12,018             $12,174
3/31/2001            $14,932              $10,872             $10,973
4/30/2001            $15,636              $11,427             $11,514
5/31/2001            $15,748              $11,742             $11,647
6/30/2001            $15,469              $11,536             $11,404
7/31/2001            $14,731              $10,821             $10,678
8/31/2001            $14,306              $10,680             $10,572
9/30/2001            $12,440               $9,156              $8,934
10/31/2001           $13,278               $9,637              $9,488
11/30/2001           $14,161              $10,592             $10,478
12/31/2001           $15,268              $11,268             $11,308
1/31/2002            $15,962              $11,712             $11,690
2/28/2002            $16,376              $11,974             $11,879
3/31/2002            $17,427              $12,630             $12,589
4/30/2002            $17,461              $12,784             $12,670
5/31/2002            $17,349              $12,667             $12,465
6/30/2002            $16,208              $11,741             $11,526
7/31/2002            $14,843              $10,864             $10,645
8/31/2002            $14,798              $10,953             $10,808
9/30/2002            $13,523               $9,854              $9,642
10/31/2002           $13,971              $10,324             $10,268
11/30/2002           $14,642              $11,019             $10,974
12/31/2002           $14,273              $10,747             $10,609
1/31/2003            $14,161              $10,685             $10,562
2/28/2003            $13,881              $10,432             $10,265
3/31/2003            $13,825              $10,097              $9,972
4/30/2003            $14,675              $11,070             $10,858
5/31/2003            $15,626              $11,865             $11,635
6/30/2003            $16,342              $12,463             $12,294
7/31/2003            $17,584              $13,033             $13,059
8/31/2003            $18,590              $13,905             $13,933
9/30/2003            $18,870              $14,214             $14,034
10/31/2003           $20,313              $15,321             $15,229

                               RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2003
                           -----------------------------------------------------
                                                                 AVERAGE ANNUAL
                                 CUMULATIVE TOTAL RETURN          TOTAL RETURN
                           -----------------------------------  ----------------
FUND NAME                  LAST 12 MONTHS    5 YR    INCEPTION  5 YR   INCEPTION
--------------------------------------------------------------------------------
EMERGING MARKETS
  PORTFOLIO (11/9/98)            45.40%       N/A     103.13%    N/A     15.30%
MSCI Emerging Markets
  Free (Net dividend)            48.31%       N/A      52.29%    N/A      8.82%
Lipper Emerging Markets
  Funds Index                    48.40%       N/A      53.21%    N/A      8.95%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

This year ended October 31, 2003 was particularly eventful for the Portfolio, with returns of 45.40%, just 3% behind MSCI Emerging Markets Free Index. Relative performance was affected by a rally of lower quality stocks, particularly in the second quarter of 2003. The earnings of these companies had been considered to be most at risk, and their stock prices recovered disproportionately when these risks were perceived to be reducing by investors. This type of rally does not favor our style with its criteria of high quality growth. Please refer to the preceding page of the report for complete performance information.

Favorable developments during the year reversed the negative climate that had plagued global equity markets for nearly three years, and had a significant positive impact on the emerging markets in particular. These developments included an end to the recessions in both the US and Japan, strong rises in major commodity prices, sustained higher oil prices, near record-low interest rates, the passing of the SARS virus, the end of major combat in Iraq, and a recovery in demand for IT hardware such as PCs, flat-panel displays and color-screen cell phones, the bulk of which now are produced in Asia. The improvement in the investment outlook has helped rebuild equity investors' appetite for both growth and risk, lifting the value of emerging market stocks in particular. The solid pickup in earnings of emerging market based companies has reinforced share gains. We believe that the long-term secular arguments for the emerging markets include the trends towards improved fiscal discipline and inflation management. The corporate sector in many instances has de-leveraged, cut costs and has increased its export competitiveness. After almost a half-decade of this 'good behavior,' notably in Asia, solid export growth has helped reduce debt and build up major foreign exchange reserves, notably in India, China, Korea and Taiwan, and improved the reserve position in Russia. This in turn has allowed central banks to cut interest rates without risking a free-fall in their currencies, a dynamic that has not existed in the emerging markets for many years. Low interest rates and renewed bank lending have fueled strong consumer spending, a key factor driving the returns of non-export (i.e. domestically) oriented companies in the emerging markets.

One of the most notable changes in the Portfolio over the years has been the increase in holdings in Telecom Service stocks whose weight has been built back from 2% up to 10%. The major change in our investment view was centered on cellular companies in particular, where insights have come from meeting with many operators throughout the emerging markets. We saw that the pendulum had swung back in favor of the leading operators. Intense competition has moderated, competitors have merged and cellular company financials have improved as remaining players have focused more on profitability than market share growth. Steep falls in network equipment and handset prices have enabled greater market penetration without sacrificing profitability. We now own leading cellular companies in some of the most highly populated, youngest and fastest-growing countries in the world: Russia (145m), China (1bn), Indonesia (225m), India
(1bn), Thailand (60m), Mexico (100m), Brazil (80m), South Africa (45m) and Nigeria (>100m). Penetration in these markets is still low.

Consistent with our investment discipline, our companies tend to be globally competitive and leaders in their own home markets. As macro factors have turned more favorable globally, we are especially excited about the prospects. As the effects of lower domestic interest rates and renewed bank lending feed through, corporate earnings growth can be driven by a more balanced mix of export and domestic sales. The stage is set for renewed capital investment in housing, autos, and infrastructure that has long been defined by a price of money that had been prohibitively high. This is already starting to stimulate a virtuous circle of investment and growth that may be sustained for many years.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced.

Please refer to the Statement of Net Assets on the following pages for fund holdings, and important disclosures on page 19 of this report.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003                                                        SHARES          VALUE (1)

---------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.0%
---------------------------

COMMON STOCKS - 92.8%
---------------------

BRAZIL - 6.1%
-----------
Aracruz Celulose SA (Forest Products & Paper)                              18,833     $     529,207
Companhia de Bebidas das Americas - ADR (Beverages, Food &
Tobacco)                                                                   17,000           360,400
Companhia Vale do Rio Doce - ADR (Metals & Mining)                         16,000           646,400
Compania Brasileira de Distribuicao Grupo Pao de Acurcar
(National & Regional Food Chains)                                          13,900           279,807
                                                                                      -------------
                                                                                          1,815,814
                                                                                      -------------
CHILE - 2.6%
----------
Banco Santander - ADR (Banks)                                              18,500           439,560
Sociedad Quimica y Minera de Chile SA - ADR (Chemicals)                     7,800           325,650
                                                                                      -------------
                                                                                            765,210
                                                                                      -------------
CHINA - 2.3%
-----------
Aluminum Corp. of China Ltd. (Metals & Mining)                          1,300,000           669,611
                                                                                      -------------

ESTONIA - 1.1%
------------
Hansabank Ltd. (Banks)                                                     15,000           341,601
                                                                                      -------------

HONG KONG - 5.9%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)                             21,000           297,570
CNOOC Ltd. (Oil & Gas)                                                    283,000           533,880
Denway Motors Ltd. (Automobiles)                                          840,000           692,275
Yue Yuen Industrial Holdings Ltd. (Textiles & Apparel)                     75,000           212,473
                                                                                      -------------
                                                                                          1,736,198
                                                                                      -------------
HUNGARY - 2.5%
-------------
Gedeon Richter Rt. (Pharmaceuticals)                                        7,100           730,139
                                                                                      -------------

INDIA - 8.4%
----------
Bajaj Auto Ltd. (Automobiles)                                              28,000           565,468
Bharti Tele-Ventures Ltd. (Telephone Systems)*                            262,000           522,323
Housing Development Finance Corp., Ltd. (Other Financial
Services)                                                                  48,000           550,644
Reliance Industries - 144A (Chemicals)                                     35,500           848,450
                                                                                      -------------
                                                                                          2,486,885
                                                                                      -------------
INDONESIA - 2.6%
--------------
PT Telekomunikasi Indonesia - ADR (Telecommunications)                     27,000           383,400
PT Unilever Indonesia Tbk (Cosmetics & Personal Care)                   1,050,000           398,546
                                                                                      -------------
                                                                                            781,946
                                                                                      -------------
ISRAEL - 3.3%
-----------
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                      8,500           546,125

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                            SHARES          VALUE (1)

---------------------------------------------------------------------------------------------------

ISRAEL (CONTINUED)
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                              7,600     $     432,364
                                                                                      -------------
                                                                                            978,489
                                                                                      -------------
MALAYSIA - 1.2%
-------------
Resorts World Berhad (Entertainment & Leisure)                            125,000           361,842
                                                                                      -------------

MEXICO - 7.0%
------------
America Movil SA de CV Series L - ADR (Telephone Systems)                  25,200           599,760
Consorcio ARA SA de CV Series * (Real Estate)*                            173,000           471,321
Grupo Financiero BBVA Banc (Banks)*                                       546,600           463,941
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                        19,400           540,983
                                                                                      -------------
                                                                                          2,076,005
                                                                                      -------------
POLAND - 1.4%
------------
Grupa Kety SA (Metals & Mining)                                            13,800           407,894
                                                                                      -------------

RUSSIA - 5.5%
-----------
Sberbank of Russia (Banks)                                                  1,525           383,537
VimpelCom - Sponsored ADR (Telephone Systems)*                             10,800           703,080
Yukos - ADR (Oil & Gas)                                                    11,653           538,369
                                                                                      -------------
                                                                                          1,624,986
                                                                                      -------------
SOUTH AFRICA - 10.0%
------------------
Bidvest Group Ltd. (Industrial Conglomerates)                              56,000           344,772
Impala Platinum Holdings Ltd. (Metals & Mining)                             9,300           854,467
MTN Group Ltd. (Telephone Systems)*                                       125,000           447,788
Sasol Ltd. (Oil & Gas)                                                     37,400           489,265
Standard Bank Investment Corp., Ltd. (Banks)                               78,500           380,375
Steinhoff International Holdings Ltd. (Home Construction,
Furnishings & Appliances)                                                 435,000           440,993
                                                                                      -------------
                                                                                          2,957,660
                                                                                      -------------
SOUTH KOREA - 14.9%
-----------------
Hite Brewery Co., Ltd. (Brewers)                                            7,600           577,947
Hyundai Mobis (Automobiles)                                                13,000           501,986
Hyundai Motor Co., Ltd. (Automobiles)                                      13,500           450,000
LG Electronics Inc. (Electronics)                                           6,000           310,773
Pohang Iron and Steel Co., Ltd. (Steel Producers -
Integrated)                                                                 2,960           345,146
S1 Corp. (Securities Brokerage)                                            16,600           347,850
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                                4,350           870,000
Samsung SDI Co., Ltd. (Diversified Electronics)                             7,100           731,897
Shinsegae Co., Ltd. (Retailers)                                             1,450           290,980
                                                                                      -------------
                                                                                          4,426,579
                                                                                      -------------
TAIWAN - 10.9%
-------------
Advantech Co., Ltd. (Computers & Information)                             191,508           287,473
Compal Electronics Inc. (Computers & Peripherals)                         264,500           400,935
Delta Electronics (Electrical Equipment)                                  302,500           386,416
Premier Image Technology (Electronic Equipment &
Instruments)                                                              236,500           389,816

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                            SHARES          VALUE (1)

---------------------------------------------------------------------------------------------------

TAIWAN (CONTINUED)
Quanta Computer Inc. (Computers & Peripherals)                            185,655     $     505,462
Synnex Technology International Corp. - GDR (Systems &
Subsystems)                                                                68,387           408,270
Taiwan Semiconductor (Parts & Components)*                                207,374           408,949
Tong Yang Industry Co., Ltd. (Automobiles)                                300,000           454,746
                                                                                      -------------
                                                                                          3,242,067
                                                                                      -------------
THAILAND - 2.8%
-------------
Advanced Information Service plc (Telecommunications)                     275,000           427,372
Siam Cement Public Co., Ltd. (Cement Producers)                            72,000           407,871
                                                                                      -------------
                                                                                            835,243
                                                                                      -------------
TURKEY - 1.1%
------------
Anadolu Efes Biracilik ve Malt Sanayii AS (Beverages, Food &
Tobacco)                                                               27,000,000           331,355
                                                                                      -------------

UNITED KINGDOM - 3.2%
--------------------
Anglo American plc - ADR (Metals & Mining)                                 46,927           959,188
                                                                                      -------------

Total Common Stocks (Cost $21,495,502)                                                   27,528,712
                                                                                      -------------

PREFERRED STOCK - 4.2%
-------------------
BERMUDA - 0.9%
--------------
Taiwan Semi Flemings - 144A (Financial Services)*                          24,818           244,710
                                                                                      -------------

BRAZIL - 1.3%
-----------
Banco Itau SA - ADR (Commercial Banks)                                      9,596           391,997
                                                                                      -------------

SOUTH KOREA - 2.0%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)*                                                               6,000           594,000
                                                                                      -------------

Total Preferred Stock (Cost $864,066)                                                     1,230,707
                                                                                      -------------

TOTAL LONG TERM INVESTMENTS (COST $22,359,568)                                           28,759,419
                                                                                      -------------
                                                                         FACE
REPURCHASE AGREEMENT - 2.0%                                             AMOUNT
---------------------------                                          -------------
Investors Bank & Trust Company Repurchase Agreement, 0.72%
due 11/03/03 in the amount of $589,732; issued 10/31/03
(collateralized by $598,759 par of FNMA #580300, 5.865% due
06/01/31 with a market value of $619,182) (Cost $589,697)            $    589,697           589,697
                                                                                      -------------

TOTAL INVESTMENTS - 99.0% (COST $22,949,265)                                          $  29,349,116
                                                                                      -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                                            VALUE (1)

---------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES - 1.0%
------------------------------------------------------------
Receivable for Fund shares sold                                                       $       1,314
Dividends receivable                                                                         54,717
Tax reclaim receivable                                                                        2,092
Domestic Cash                                                                               253,007
Foreign Currency (Cost $45,128)                                                              45,136
Other assets                                                                                     13
Prepaid expenses                                                                                 68
Payable to Investment Advisor                                                               (22,731)
Other liabilities                                                                           (25,932)
                                                                                      -------------
                                                                                            307,684
                                                                                      -------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 1,632,803 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                       $  29,656,800
                                                                                      =============

Net Asset Value, Offering and Redemption Price Per Share                              $       18.16
                                                                                      =============
COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                       $  24,228,573
Accumulated undistributed net investment income                                              64,484
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                                  (1,036,116)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                  6,399,859
                                                                                      -------------
                                                                                      $  29,656,800
                                                                                      =============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
FNMA Federal National Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

HYPOTHETICAL COMPARISON OF CHANGES IN VALUE OF $10,000
INVESTMENT IN HARDING, LOEVNER FUNDS, INC. -
GLOBAL EQUITY PORTFOLIO AND THE MSCI
ALL COUNTRY WORLD FREE INDEX (NET DIVIDENDS
REINVESTED) AND THE LIPPER GLOBAL EQUITY FUND INDEX

                 GLOBAL       MSCI ALL COUNTRY WORLD    LIPPER GLOBAL
            EQUITY PORTFOLIO        FREE INDEX        EQUITY FUND INDEX
12/1/96              $10,000                 $10,000            $10,000
12/31/96              $9,990                  $9,855            $10,016
1/31/97              $10,144                 $10,021            $10,240
2/28/97              $10,058                 $10,157            $10,302
3/31/97              $10,030                  $9,954            $10,178
4/30/97              $10,161                 $10,274            $10,311
5/31/97              $10,685                 $10,887            $10,938
6/30/97              $11,134                 $11,444            $11,407
7/31/97              $11,641                 $11,961            $11,977
8/31/97              $10,918                 $11,122            $11,313
9/30/97              $11,385                 $11,715            $12,018
10/31/97             $10,645                 $11,018            $11,262
11/30/97             $10,793                 $11,186            $11,285
12/31/97             $10,923                 $11,333            $11,419
1/31/98              $10,891                 $11,582            $11,547
2/28/98              $11,617                 $12,375            $12,326
3/31/98              $12,106                 $12,903            $12,946
4/30/98              $12,054                 $13,024            $13,135
5/31/98              $11,958                 $12,777            $13,013
6/30/98              $11,726                 $13,007            $13,058
7/31/98              $11,289                 $13,011            $13,064
8/31/98               $9,542                 $11,188            $11,161
9/30/98               $9,651                 $11,411            $11,167
10/31/98             $10,383                 $12,453            $11,907
11/30/98             $10,846                 $13,209            $12,562
12/31/98             $11,142                 $13,822            $13,084
1/31/99              $11,045                 $14,105            $13,358
2/28/99              $10,756                 $13,750            $12,972
3/31/99              $11,251                 $14,369            $13,418
4/30/99              $12,138                 $14,990            $14,027
5/31/99              $11,688                 $14,460            $13,614
6/30/99              $12,388                 $15,180            $14,300
7/31/99              $12,504                 $15,118            $14,339
8/31/99              $12,575                 $15,100            $14,324
9/30/99              $12,240                 $14,937            $14,199
10/31/99             $12,857                 $15,693            $14,752
11/30/99             $13,705                 $16,181            $15,743
12/31/99             $15,279                 $17,529            $17,492
1/31/2000            $15,195                 $16,583            $16,808
2/29/2000            $15,540                 $16,640            $17,847
3/31/2000            $16,125                 $17,734            $18,291
4/30/2000            $15,766                 $16,938            $17,379
5/31/2000            $15,371                 $16,499            $16,862
6/30/2000            $16,175                 $17,058            $17,530
7/31/2000            $15,836                 $16,557            $17,174
8/31/2000            $16,576                 $17,072            $17,872
9/30/2000            $15,448                 $16,134            $16,921
10/31/2000           $15,378                 $15,818            $16,508
11/30/2000           $14,588                 $14,838            $15,546
12/31/2000           $15,365                 $15,086            $16,001
1/31/2001            $15,397                 $15,465            $16,267
2/28/2001            $14,326                 $14,161            $15,074
3/31/2001            $13,200                 $13,202            $14,027
4/30/2001            $14,287                 $14,158            $14,987
5/31/2001            $14,105                 $13,991            $14,896
6/30/2001            $13,712                 $13,559            $14,477
7/31/2001            $13,491                 $13,342            $14,118
8/31/2001            $12,822                 $12,724            $13,558
9/30/2001            $11,577                 $11,559            $12,292
10/31/2001           $11,877                 $11,803            $12,598
11/30/2001           $12,609                 $12,525            $13,284
12/31/2001           $12,990                 $12,640            $13,477
1/31/2002            $12,658                 $12,291            $13,069
2/28/2002            $12,484                 $12,198            $12,991
3/31/2002            $12,880                 $12,744            $13,607
4/30/2002            $12,508                 $12,337            $13,277
5/31/2002            $12,500                 $12,347            $13,307
6/30/2002            $11,765                 $11,588            $12,534
7/31/2002            $10,824                 $10,614            $11,426
8/31/2002            $10,832                 $10,637            $11,479
9/30/2002             $9,741                  $9,467            $10,338
10/31/2002           $10,500                 $10,162            $10,928
11/30/2002           $11,045                 $10,714            $11,462
12/31/2002           $10,527                 $10,200            $10,962
1/31/2003            $10,258                  $9,900            $10,611
2/28/2003            $10,028                  $9,722            $10,350
3/31/2003             $9,932                  $9,681            $10,235
4/30/2003            $10,765                 $10,538            $11,113
5/31/2003            $11,431                 $11,144            $11,797
6/30/2003            $11,637                 $11,353            $12,024
7/31/2003            $12,057                 $11,601            $12,278
8/31/2003            $12,501                 $11,873            $12,603
9/30/2003            $12,382                 $11,945            $12,672
10/31/2003           $13,040                 $12,667            $13,401

                                RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2003
                           --------------------------------------------------------
                                                                   AVERAGE ANNUAL
                                  CUMULATIVE TOTAL RETURN           TOTAL RETURN
                           -------------------------------------  -----------------
FUND NAME                  LAST 12 MONTHS     5 YR     INCEPTION   5 YR   INCEPTION
-----------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
  (12/1/96)                      24.19%      25.58%      30.40%   4.66%      3.91%
MSCI All Country World
  Free (Net dividend)            24.65%       1.72%      26.67%   0.34%      3.48%
Lipper Global Fund Index         22.63%      12.55%      34.01%   2.39%      4.32%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- OVERVIEW
OCTOBER 31, 2003
--------------------------------------------------------------------------------

The Portfolio returned 24.19% net of fees in the financial year through October 31, 2003. In comparison, the benchmark MSCI All Country World Free Index rose 24.65%. Please refer to the preceding page for complete performance information.

We began the fiscal year cautiously hopeful that, in spite of the uncertain outlook, the stocks of strong companies were set to perform well from deeply depressed prices, given the large amounts of fiscal and monetary stimulus being applied by government authorities around the world. The winter months and the lead-up to the Iraqi war neither rewarded nor dashed our optimism, but the global stock market rally that ensued as the war was set to begin has been as strong as we could have hoped for. Recent weeks and months have offered the kind of evidence of economic and corporate profit revival globally that higher stock prices have begun to discount--in contrast to the weak and fluctuating data that characterized the fall and winter.

One dominant aspect of this market rally has been that investors have embraced risk with a vengeance, as they were--for the time being--untroubled by fears of recession and financial failure on the one hand, or higher interest rates on the other. We thus faced a market where stocks of lower-quality companies, whose prospects are much improved by an end to the harsh economic environment, have outperformed those of companies able to survive the worst of conditions. The smallest companies by market capitalization outperformed the largest, the least profitable companies outperformed the most profitable and, within the US by way of example, stocks priced below $5 per share (deemed too speculative by the Fed to allow use as margin collateral) returned more than twice what the S&P 500 returned.

In our view, managers have had to take on large risks to match or beat the market indices in this rally, given the embrace of risk that has characterized the market rise. Given our longstanding preference for companies with high financial quality, growing profits, and managements who are working primarily for shareholders, we are pleased that the Portfolio has done as well as it has in such an adverse environment for our style. The fact is, however, that we have embraced a number of vectors of risk in the portfolio, without sacrificing the core principles of our investment philosophy. We have taken risks with our geographic exposure, where we have been underweight the US market, overweight in emerging markets, and more recently have built holdings to become overweight the Japanese market. We also have taken risks with sector weightings, overweighting technology holdings and basic materials, while underweighting health care and financials. Within sectors, we have preferred more cyclical companies, such as semiconductor companies (we've owned six) over software companies, biotechnology (e.g., Genentech) over traditional pharmaceuticals, or wholesale banks such as JPMorgan and Deutsche over retail banks.

We believe that the policy stimulus engineered by the authorities, along with the rapid growth from Asia and particularly China, will continue to foster economic growth. The Portfolio has been, and remains, appropriately positioned to benefit from the improving environment, but the sharp rise in prices of the most cyclical and the most speculative shares leads us to be increasingly wary of just how much of the anticipated recovery has been already discounted. We are unlikely to add further to the cyclical risk in the portfolio. On the contrary, we are more likely to be reducing some of our geographic and cyclical risks if current risk-seeking investor behavior continues apace.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced.

Please refer to the Statement of Net Assets on the following pages for fund holdings, and important disclosures on page 19 of this report.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003                                                         SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.9%
---------------------------

COMMON STOCKS - 95.6%
---------------------

AUSTRALIA - 2.4%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                                 25,300    $     639,975
                                                                                       -------------

BRAZIL - 1.2%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                            8,100          327,240
                                                                                       -------------

CANADA - 2.2%
------------
EnCana Corp. (Oil & Gas)                                                     16,700          573,979
                                                                                       -------------

FRANCE - 8.6%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                      3,566          528,548
Dassault Systemes SA (Software)                                              16,700          708,602
L'Oreal SA (Cosmetics & Personal Care)                                        7,020          519,024
Schlumberger Ltd. (Exploration, Drilling Service &
Equipment)                                                                    5,600          263,032
Television Francaise (Media)                                                  8,900          266,933
                                                                                       -------------
                                                                                           2,286,139
                                                                                       -------------
GERMANY - 5.8%
--------------
Bayerische Motoren Werke AG (Automobiles)                                     6,500          260,313
Deutsche Bank AG (Commercial Banks)                                           9,490          625,963
Muenchener Rueckversicherungs AG - Registered (Insurance)                     5,400          644,009
                                                                                       -------------
                                                                                           1,530,285
                                                                                       -------------
HONG KONG - 1.5%
---------------
Denway Motors Ltd. (Automobiles)                                            470,000          387,344
                                                                                       -------------

JAPAN - 15.1%
------------
Canon Inc. (Business Machines & Office Equipment)                            12,000          580,707
Fanuc Ltd. (Machinery)                                                        4,450          267,563
Hirose Electronics Co., Ltd. (Electrical Equipment)                           3,200          393,251
Keyence Corp. (Electronic Equipment & Instruments)                            2,700          593,860
Mitsubishi Corp. (General Diversified)                                       88,600          919,567
Nomura Holdings Inc. (Financial Services)                                    22,000          377,823
Rohm Co., Ltd. (Electronics)                                                  4,500          606,631
Sharp Corp. (Electronics)                                                    17,000          267,676
                                                                                       -------------
                                                                                           4,007,078
                                                                                       -------------
MEXICO - 2.3%
------------
Grupo Financiero BBVA Banc (Banks)*                                         285,100          241,986
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                          13,600          379,245
                                                                                       -------------
                                                                                             621,231
                                                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                             SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

NETHERLANDS - 2.2%
----------------
Heineken NV (Beverages, Food & Tobacco)                                      11,600    $     413,989
Qiagen NV (Health Care Equipment & Supplies)*                                15,610          182,918
                                                                                       -------------
                                                                                             596,907
                                                                                       -------------
RUSSIA - 1.0%
-----------
Yukos - ADR (Oil & Gas)                                                       5,500          254,100
                                                                                       -------------

SOUTH AFRICA - 1.4%
-----------------
Sasol Ltd. (Oil & Gas)                                                       28,040          366,818
                                                                                       -------------

SOUTH KOREA - 2.7%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                                  3,600          720,000
                                                                                       -------------

SWITZERLAND - 2.5%
----------------
Nestle SA - ADR (Diversified Food)                                            5,040          277,406
Novartis AG - Registered (Pharmaceuticals)                                    9,958          379,573
                                                                                       -------------
                                                                                             656,979
                                                                                       -------------
TAIWAN - 0.8%
------------
Taiwan Semiconductor (Parts & Components)*                                  114,345          225,493
                                                                                       -------------

THAILAND - 1.3%
-------------
Bangkok Bank Co., Ltd. (Banks)*                                             152,800          358,110
                                                                                       -------------

UNITED KINGDOM - 7.4%
--------------------
Pearson plc (Miscellaneous Printing & Publishing)                            47,600          490,384
Standard Chartered plc (Other Financial Services)                            18,300          293,563
Vodafone Group plc - Sponsored ADR (Telephone Systems)                       37,600          795,240
WPP Group plc (Advertising Agencies)                                         41,500          396,273
                                                                                       -------------
                                                                                           1,975,460
                                                                                       -------------
UNITED STATES - 37.2%
------------------
Abbott Laboratories (Pharmaceuticals)                                         8,200          349,484
Air Products & Chemicals Inc. (Industrial Chemicals & Gases
Manufacturers)                                                                5,900          267,919
Allied Capital Corp. (Commercial Finance Companies)                          10,371          257,719
American International Group (Insurance Companies)                            9,700          590,051
Analog Devices (Semiconductor Equipment & Products)*                         13,840          613,527
BEA Systems Inc. (Computer Software & Processing)*                           19,100          265,490
Berkshire Hathaway Inc., Class A (Insurance Companies)*                           7          544,670
Caterpillar Inc. (Heavy Machinery)                                            9,450          692,496
Colgate-Palmolive Co. (Cosmetics & Toiletries)                               11,150          593,068
Comcast Corp., Class A (Media)*                                              11,300          383,296
Emerson Electric Co. (Electrical Equipment)                                   7,400          419,950
Estee Lauder Companies Inc., Class A (Cosmetics & Personal
Care)                                                                         7,600          284,164
Exxon Mobil Corp. (Integrated International Oil Producers)                    7,000          256,060
J.P. Morgan Chase & Co. (Banks)                                              13,760          493,984

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                             SHARES          VALUE (1)

----------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Johnson & Johnson Inc. (Health Care Providers & Services)                     4,100    $     206,353
Kinder Morgan Inc. (Oil & Gas)                                               10,670          571,378
Medco Health Solutions, Inc. (Insurance)*                                     1,189           39,475
Merck & Co., Inc. (Pharmaceuticals)                                           9,860          436,305
Praxair Inc. (Chemicals)                                                      3,900          271,362
Qualcomm Inc. (Communications)                                                9,300          441,750
The Coca-Cola Company (Beverages, Food & Tobacco)                             7,880          365,632
TJX Companies Inc. (Retailers)                                               34,700          728,353
Viacom Inc., Class B (Media)                                                 14,050          560,173
Wrigley (WM.) Jr. Co. (Confectionary Goods)                                   4,270          240,828
                                                                                       -------------
                                                                                           9,873,487
                                                                                       -------------

Total Common Stocks (Cost $20,508,226)                                                    25,400,625
                                                                                       -------------

PREFERRED STOCK - 2.1%
-------------------
BERMUDA - 2.1%
--------------
Taiwan Semi Flemings - 144A (Cost $458,008)*                                 55,239          544,667
                                                                                       -------------

RIGHTS - 0.2%
-----------
GERMANY - 0.2%
--------------
Muenchener Rueckversicherungs AG (Cost $0)*                                   5,400           44,633
                                                                                       -------------

TOTAL LONG TERM INVESTMENTS (COST $20,966,234)                                            25,989,925
                                                                                       -------------
                                                                          FACE
REPURCHASE AGREEMENT - 2.2%                                              AMOUNT
---------------------------                                          --------------
Investors Bank & Trust Company Repurchase Agreement, 0.72%
due 11/03/03 in the amount of $594,382; issued 10/31/03
(collateralized by $615,529 par of FNMA CMT FLTR FNR G92-5
FA , 4.045% due 01/25/22 with a market value of $624,064)
(Cost $594,347)                                                      $      594,347          594,347
                                                                                       -------------

TOTAL INVESTMENTS - 100.1% (COST $21,560,581)                                          $  26,584,272
                                                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

OCTOBER 31, 2003 (CONTINUED)                                                             VALUE (1)

----------------------------------------------------------------------------------------------------
LIABILITIES, NET OF OTHER ASSETS - (0.1)%
------------------------------------------------------------
Receivable for securities sold                                                         $     165,852
Receivable for Fund shares sold                                                                1,260
Dividends receivable                                                                          52,613
Tax reclaim receivable                                                                         8,713
Foreign Currency (Cost $20,938)                                                               19,724
Other assets                                                                                      13
Prepaid expenses                                                                                 153
Payable for securities purchased                                                            (185,577)
Due to Custodian                                                                             (20,938)
Payable to Investment Advisor                                                                (21,520)
Other liabilities                                                                            (37,013)
                                                                                       -------------
                                                                                             (16,720)
                                                                                       -------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 1,615,184 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                        $  26,567,552
                                                                                       =============

Net Asset Value, Offering and Redemption Price Per Share                               $       16.45
                                                                                       =============
COMPONENTS OF NET ASSETS AS OF OCTOBER 31, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                        $  24,949,772
Accumulated undistributed net investment income                                              104,983
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                                   (3,510,742)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                   5,023,539
                                                                                       -------------
                                                                                       $  26,567,552
                                                                                       =============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
FNMA Federal National Mortgage Association
FNR  Federal National Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OCTOBER 31, 2003
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced.

THE FUNDS INVEST IN FOREIGN SECURITIES, WHICH MAY INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THEY ALSO INVEST IN EMERGING MARKETS, WHICH INVOLVE UNIQUE RISKS, SUCH AS EXPOSURE TO ECONOMIES LESS DIVERSE AND MATURE THAN THAT OF THE U.S. OR OTHER MORE ESTABLISHED FOREIGN MARKETS. ECONOMIC OR POLITICAL INSTABILITY MAY CAUSE LARGER PRICE CHANGES IN EMERGING MARKET SECURITIES THAN OTHER FOREIGN SECURITIES. INVESTMENTS BY THE EMERGING MARKETS PORTFOLIO IN LOWER-RATED AND NON-RATED SECURITIES PRESENTS A GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGHER-RATED SECURITIES.

MSCI All Country World Free ex-US Index includes all developed and emerging markets in the MSCI universe of 48 countries, excluding the US, with Free versions of countries where they exist. Net dividends reinvested.

Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MSCI All Country World Free ex-US Index includes all developed and emerging markets in the MSCI universe of 48 countries, excluding the US, with Free versions of countries where they exist. Net dividends reinvested. You cannot invest directly in this Index.

Lipper Global Fund Index, an unmanaged index published by Lipper Analytical Services Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives. This fund invests at least 25% of its total assets in securities traded outside the US and may own US securities.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks.

MSCI Emerging Markets Free Index includes all emerging markets in the MSCI universe of 26 countries, with Free versions of countries where they exist. Net dividends reinvested.

Lipper Emerging Market Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives. You cannot invest directly in this Index.

You cannot invest directly in an Index.

Small capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.

References to specific securities, portfolio holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

The Portfolios are distributed by Quasar Distributors, LLC. (Date of first use:
12/03)

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                          INTERNATIONAL   EMERGING     GLOBAL
                                             EQUITY       MARKETS      EQUITY
                                            PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          -------------  ----------  -----------
INVESTMENT INCOME
Interest                                  $     15,433   $    1,157  $     3,263
Dividends (Net of foreign withholding
  taxes of $890,424, $41,012 and
  $30,703, respectively)                     6,651,088      382,865      428,503
                                          ------------   ----------  -----------
  Total investment income                    6,666,521      384,022      431,766
                                          ------------   ----------  -----------

EXPENSES
Investment advisory fees (Note 3)            2,380,668      191,415      221,606
Administration fees (Note 3)                   337,971       18,751       28,879
Custodian fees                                 267,090       45,072       27,249
Directors' fees and expenses (Note 3)           59,446        2,131        4,156
Shareholder record keeping fees                 90,372       11,664        6,055
Printing and postage fees                        1,433          203          499
State registration filing fees                  18,536        5,607        5,501
Professional fees                              141,393        3,947        7,982
Other fees and expenses                         54,345        1,382        1,551
                                          ------------   ----------  -----------
  Total Expenses                             3,351,254      280,172      303,478

Waiver of investment advisory fee (Note
  3)                                          (176,908)     (12,201)     (26,488)
                                          ------------   ----------  -----------
  Net expenses                               3,174,346      267,971      276,990
                                          ------------   ----------  -----------

  Net investment income                      3,492,175      116,051      154,776
                                          ------------   ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS)
(NOTE 4)

Net realized gain (loss) --
  Investment transactions (net of
    foreign tax expense $145,179,
    $23,221 and $10,218, respectively)     (34,349,991)    (260,677)  (1,416,212)
  Foreign currency transactions               (958,713)     (28,426)     (34,866)
                                          ------------   ----------  -----------
Net realized loss                          (35,308,704)    (289,103)  (1,451,078)
                                          ------------   ----------  -----------
Change in unrealized appreciation
  (depreciation) --
  Investments                               87,917,853    6,913,422    6,526,293
  Translation of assets and liabilities
    denominated in foreign currency             27,848        2,687       (1,375)
                                          ------------   ----------  -----------
  Net change in unrealized appreciation     87,945,701    6,916,109    6,524,918
                                          ------------   ----------  -----------
  Net realized and unrealized gain          52,636,997    6,627,006    5,073,840
                                          ------------   ----------  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $ 56,129,172   $6,743,057  $ 5,228,616
                                          ============   ==========  ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          INTERNATIONAL EQUITY PORTFOLIO
                                          ------------------------------
                                            YEAR ENDED      YEAR ENDED
                                           OCTOBER 31,     OCTOBER 31,
                                               2003            2002
                                          --------------  --------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                    $  3,492,175    $  2,099,876
  Net realized loss on investments and
    foreign currency transactions           (35,308,704)    (16,143,044)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities denominated in foreign
    currency                                 87,945,701     (10,865,564)
                                           ------------    ------------
    Net increase (decrease) in net
      assets resulting from operations       56,129,172     (24,908,732)
                                           ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                      (1,406,053)       (936,591)
                                           ------------    ------------
    Total distributions to shareholders      (1,406,053)       (936,591)
                                           ------------    ------------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares               46,271,780     106,248,969
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                    1,167,410         766,666
  Cost of shares redeemed                   (41,142,391)    (75,890,936)
                                           ------------    ------------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                          6,296,799      31,124,699
                                           ------------    ------------

NET INCREASE IN NET ASSETS                   61,019,918       5,279,376

NET ASSETS
  At beginning of year                      289,000,033     283,720,657
                                           ------------    ------------
  At end of year                           $350,019,951    $289,000,033
                                           ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS            $  2,174,828    $  1,157,682
                                           ============    ============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          EMERGING MARKETS PORTFOLIO
                                          --------------------------
                                           YEAR ENDED    YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,
                                              2003          2002
                                          ------------  ------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                   $   116,051   $    13,598
  Net realized loss on investments and
    foreign currency transactions            (289,103)     (645,506)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities denominated in foreign
    currency                                6,916,109      (447,669)
                                          -----------   -----------
    Net increase (decrease) in net
      assets resulting from operations      6,743,057    (1,079,577)
                                          -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                             -        (2,415)
                                          -----------   -----------
    Total distributions to shareholders             -        (2,415)
                                          -----------   -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares             14,391,098     8,950,366
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                          -         1,910
  Cost of shares redeemed                  (1,593,501)     (485,560)
                                          -----------   -----------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                       12,797,597     8,466,716
                                          -----------   -----------

NET INCREASE IN NET ASSETS                 19,540,654     7,384,724

NET ASSETS
  At beginning of year                     10,116,146     2,731,422
                                          -----------   -----------
  At end of year                          $29,656,800   $10,116,146
                                          ===========   ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS           $    64,484   $         -
                                          ===========   ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     GLOBAL EQUITY PORTFOLIO
                                                    -------------------------
                                                     YEAR ENDED   YEAR ENDED
                                                    OCTOBER 31,   OCTOBER 31,
                                                        2003         2002
                                                    ------------  -----------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   154,776   $    75,886
  Net realized loss on investments and foreign
    currency transactions                            (1,451,078)   (2,041,717)
  Net change in unrealized appreciation
    (depreciation) on investments and translation
    of assets and liabilities denominated in
    foreign currency                                  6,524,918      (671,898)
                                                    -----------   -----------
    Net increase (decrease) in net assets
     resulting from operations                        5,228,616    (2,637,729)
                                                    -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (50,332)       (5,298)
  Net realized gain from investments and foreign
    currency-related transactions                             -       (72,575)
                                                    -----------   -----------
    Total distributions to shareholders                 (50,332)      (77,873)
                                                    -----------   -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                        3,911,357     7,912,380
  Net Asset Value of shares issued to shareholders
    in payment of distributions declared                 30,865        74,154
  Cost of shares redeemed                            (2,284,852)   (4,063,131)
                                                    -----------   -----------
NET INCREASE IN NET ASSETS FROM FUND SHARE
  TRANSACTIONS                                        1,657,370     3,923,403
                                                    -----------   -----------

NET INCREASE IN NET ASSETS                            6,835,654     1,207,801

NET ASSETS
  At beginning of year                               19,731,898    18,524,097
                                                    -----------   -----------
  At end of year                                    $26,567,552   $19,731,898
                                                    ===========   ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS                            $   104,983   $    45,623
                                                    ===========   ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               INTERNATIONAL EQUITY PORTFOLIO
                                          -------------------------------------------------------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                          OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999
                                          -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR             $9.58          $10.55         $15.22         $15.50         $11.62
                                          ----------     -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment income                       0.11            0.07           0.09           0.09           0.10
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency-related transactions             1.65           (1.01)         (3.61)          0.36           3.97
                                          ----------     -----------    -----------    -----------    -----------
Net increase (decrease) from investment
  operations                                    1.76           (0.94)         (3.52)          0.45           4.07
                                          ----------     -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                      (0.04)          (0.03)             -          (0.23)         (0.18)
    Net realized gain from investments
      and foreign currency-related
      transactions                                 -               -          (1.15)         (0.50)         (0.01)
                                          ----------     -----------    -----------    -----------    -----------
Total distributions                            (0.04)          (0.03)         (1.15)         (0.73)         (0.19)
                                          ----------     -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR                  $11.30           $9.58         $10.55         $15.22         $15.50
                                          ==========     ===========    ===========    ===========    ===========

TOTAL RETURN                                  18.49%         (8.92)%       (24.99)%          2.18%         35.46%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's)         $350,020        $289,000       $283,721       $349,046       $328,473

    Ratio of net operating expenses to
      average net assets                       1.00%           1.00%          1.00%          0.99%          1.00%

    Ratio of net investment income, to
      average net assets                       1.10%           0.70%          0.63%          0.45%          0.75%

    Decrease reflected in above expense
      ratios due to waiver of investment
      advisory and administration fees,
      and reimbursement of other
      expenses                                 0.06%           0.06%          0.05%              - *        0.04%

    Portfolio turnover rate                      58%             45%            46%            49%            35%

  *  Rounds to less than 0.01%.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                  EMERGING MARKETS PORTFOLIO
                                          --------------------------------------------------------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                          OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999*
                                          -------------  -------------  -------------  -------------  --------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR            $12.49         $11.88        $14.89         $13.68          $10.00
                                          ----------     ----------     ---------      ---------      ----------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment income (loss)                0.07           0.04          0.01          (0.05)           0.03
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency-related transactions             5.60           0.58         (1.89)          1.79            3.65
                                          ----------     ----------     ---------      ---------      ----------
Net increase (decrease) from investment
  operations                                    5.67           0.62         (1.88)          1.74            3.68
                                          ----------     ----------     ---------      ---------      ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                          -          (0.01)            -          (0.02)              -
    Net realized gain from investments
      and foreign currency-related
      transactions                                 -              -         (1.13)         (0.51)              -
                                          ----------     ----------     ---------      ---------      ----------
Total distributions                                -          (0.01)        (1.13)         (0.53)              -
                                          ----------     ----------     ---------      ---------      ----------
NET ASSET VALUE, END OF YEAR                  $18.16         $12.49        $11.88         $14.89          $13.68
                                          ==========     ==========     =========      =========      ==========

TOTAL RETURN                                  45.40%          5.22%      (13.48)%         12.18%          36.80%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's)          $29,657        $10,116        $2,731         $2,575          $1,534

    Ratio of net operating expenses to
      average net assets                       1.75%          1.75%         1.75%          1.75%           1.75%(b)

    Ratio of net investment income
      (loss), to average net assets            0.76%          0.19%         0.08%        (0.39)%           0.24%(b)

    Decrease reflected in above expense
      ratios due to waiver of investment
      advisory and administration fees,
      and reimbursement of other
      expenses                                 0.08%          0.39%         1.15%          1.08%           4.14%(b)

    Portfolio turnover rate                      58%            43%           38%            28%             53%(a)

  *  Commencement of Operations was November 9, 1998.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                   GLOBAL EQUITY PORTFOLIO
                                          -------------------------------------------------------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                          OCT. 31, 2003  OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999
                                          -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR            $13.28         $15.08         $21.81         $20.00         $16.16
                                          ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
    Net investment income                       0.09           0.05           0.04           0.03           0.05
    Net realized and unrealized gain
      (loss) on investments and foreign
      currency-related transactions             3.11          (1.79)         (4.49)          3.89           3.79
                                          ----------     ----------     ----------     ----------     ----------
Net increase (decrease) from investment
  operations                                    3.20          (1.74)         (4.45)          3.92           3.84
                                          ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:+
    Net investment income                      (0.03)         (0.00)*            -          (0.16)             -
    Net realized gain from investments
      and foreign currency-related
      transactions                                 -          (0.06)         (2.28)         (1.95)             -
                                          ----------     ----------     ----------     ----------     ----------
Total distributions                            (0.03)         (0.06)         (2.28)         (2.11)             -
                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                  $16.45         $13.28         $15.08         $21.81         $20.00
                                          ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                  24.19%       (11.59)%       (22.77)%         19.66%         23.76%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's)          $26,568        $19,732        $18,524        $25,089        $21,087

    Ratio of net operating expenses to
      average net assets                       1.25%          1.25%          1.25%          1.25%          1.25%

    Ratio of net investment income, to
      average net assets                       0.70%          0.38%          0.24%          0.10%          0.65%

    Decrease reflected in above expense
      ratios due to waiver of investment
      advisory and administration fees,
      and reimbursement of other
      expenses                                 0.12%          0.19%          0.22%          0.23%          0.32%

    Portfolio turnover rate                      68%            55%            50%            57%            44%

  *  Rounds to less than $0.01.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, "Portfolio"), all of which were active as of October 31, 2003: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity") (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows:
International Equity--to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity--to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Emerging Markets Portfolio--to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s--Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of October 31, 2003, there were no securities in the Fund which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital. Temporary differences do not require reclassification.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.25% and 1.00% of the average daily net assets of International Equity, Emerging Markets and Global Equity, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, International Equity, Emerging Markets and Global Equity incurred $337,971, $18,751 and $28,879, respectively, in administration fees for the year ended October 31, 2003.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.75% and 1.25%, respectively, of the average daily net assets of International Equity, Emerging Markets and Global Equity. For the year ended October 31, 2003, the Investment Advisor voluntarily waived $176,908, $12,201 and $26,488, respectively, in investment advisory fees from International Equity, Emerging Markets and Global Equity.

Directors' fees and related expenses for International Equity, Emerging Markets and Global Equity amounted to $59,446, $2,131 and $4,156, respectively, for the year ended October 31, 2003.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund's Board of Directors has approved a Portfolio Advisory Service Services Agreement (the "Agreement") between the Fund, on behalf of the International Equity Portfolio and Oppenheimer Asset Management ("Oppenheimer") (formerly CIBC World Markets Corp.). Under the Agreement, the Fund pays Oppenheimer 0.25% of the average daily net assets of the International Equity Portfolio held by Oppenheimer in consideration for certain record keeping and transactional services. Because of the Investment Adviser's voluntary cap on the Fund's fees and expenses, the Investment Adviser paid the 0.25% fee during the year ended October 31, 2003.

On January 1, 2003, the Fund's Operating Agreement with Charles Schwab & Co. ("Schwab") was amended to implement an account establishment and maintenance fee to be paid by the Fund to reimburse Schwab for its costs in establishing certain trading symbols and maintaining accounts for the International Equity Portfolio.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2003, were as follows for each Portfolio:

                                            PURCHASE COST OF     PROCEEDS FROM SALES OF
PORTFOLIO                                 INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
International Equity                          $188,048,696            $176,781,810
Emerging Markets                                21,106,440               8,678,793
Global Equity                                   16,783,727              14,688,860

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2003, for each of the Portfolios were as follows:

                                 UNREALIZED    UNREALIZED
PORTFOLIO                       APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
International Equity            $62,514,514    $4,907,531   $57,606,983  $291,909,742
Emerging Markets                  6,420,418        96,618     6,323,800    23,025,316
Global Equity                     4,994,294        88,197     4,906,097    21,678,175

The unrealized appreciation/deprecation on foreign currency for International Equity, Emerging Markets and Global Equity was $26,591, $8 and $(152), respectively, for the year ended October 31, 2003.

During the year ended October 31, 2002 the tax character of distributions paid from ordinary income was $936,591, $2,415 and $5,406 for International Equity, Emerging Markets and Global Equity, respectively. The tax character of distributions paid from long term capital gains was $72,467 for Global Equity.

During the year ended October 31, 2003, the tax character of distributions paid from ordinary income was $1,406,053 and $50,332 for International Equity and Global Equity, respectively.

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                UNDISTRIBUTED   ACCUMULATED     UNREALIZED           TOTAL
                                  ORDINARY      CAPITAL AND    APPRECIATION/      ACCUMULATED
PORTFOLIO                          INCOME      OTHER LOSSES   (DEPRECIATION)*  EARNINGS/(DEFICIT)
-------------------------------------------------------------------------------------------------
International Equity             $2,174,828    $(69,993,211)    $57,633,574       $(10,184,809)
Emerging Markets                     64,484        (960,065)      6,323,808          5,428,227
Global Equity                       104,983      (3,393,148)      4,905,945          1,617,780

  * The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS (CONTINUED)

At October 31, 2003, International Equity and Emerging Markets, for federal income purposes, had capital loss carryovers of $19,383,557 and $169,228, respectively, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal income or excise tax. Such capital loss carryovers will expire on October 31, 2009. International Equity, Emerging Markets and Global Equity had capital loss carryovers of $15,105,753, $615,951 and $1,565,511, respectively, which will expire on October 31, 2010. International Equity, Emerging Markets and Global Equity had capital loss carryovers of $35,503,901, $174,886 and $1,827,637, respectively, which will expire on October 31, 2011.

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of October 31, 2003.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

                                       YEAR ENDED                YEAR ENDED
                                    OCTOBER 31, 2003          OCTOBER 31, 2002
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                      4,743,141  $ 46,271,780  10,279,456  $106,248,969
Shares issued upon
  reinvestment of dividends        121,352     1,167,410      69,194       766,666
                                ----------  ------------  ----------  ------------
                                 4,864,493    47,439,190  10,348,650   107,015,635
Shares redeemed                 (4,039,579)  (41,142,391) (7,074,051)  (75,890,936)
                                ----------  ------------  ----------  ------------
Net increase                       824,914  $  6,296,799   3,274,599  $ 31,124,699
                                ==========  ============  ==========  ============

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

                                      YEAR ENDED              YEAR ENDED
                                   OCTOBER 31, 2003        OCTOBER 31, 2002
                                -----------------------  --------------------
                                 SHARES       AMOUNT      SHARES     AMOUNT
-----------------------------------------------------------------------------
Shares sold                      936,359   $14,391,098   610,917   $8,950,366
Shares issued upon
  reinvestment of dividends           --            --       143        1,910
                                --------   -----------   -------   ----------
                                 936,359    14,391,098   611,060    8,952,276
Shares redeemed                 (113,515)   (1,593,501)  (31,034)    (485,560)
                                --------   -----------   -------   ----------
Net increase                     822,844   $12,797,597   580,026   $8,466,716
                                ========   ===========   =======   ==========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2003
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in capital stock for Global Equity were as follows for the periods indicated:

                                      YEAR ENDED               YEAR ENDED
                                   OCTOBER 31, 2003         OCTOBER 31, 2002
                                -----------------------  ----------------------
                                 SHARES       AMOUNT      SHARES      AMOUNT
-------------------------------------------------------------------------------
Shares sold                      294,445   $ 3,911,357    538,844   $ 7,912,380
Shares issued upon
  reinvestment of dividends        2,312        30,865      4,589        74,154
                                --------   -----------   --------   -----------
                                 296,757     3,942,222    543,433     7,986,534
Shares redeemed                 (167,676)   (2,284,852)  (286,046)   (4,063,131)
                                --------   -----------   --------   -----------
Net increase                     129,081   $ 1,657,370    257,387   $ 3,923,403
                                ========   ===========   ========   ===========

Redemptions made within three months of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2003, the International Equity Portfolio received $3,986 in redemption fees related to transactions in shares of common stock on the Statement of Changes in Net Assets.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Emerging Markets and Global Equity are authorized to invest.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Directors
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of Harding, Loevner Funds, Inc. (comprising, the International Equity Portfolio, the Emerging Markets Portfolio, and the Global Equity Portfolio), (collectively the "Funds") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Harding, Loevner Funds, Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States of America.

                                                           /s/ Ernst & Young LLP

New York, New York
December 8, 2003

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION
(UNAUDITED)
--------------------------------------------------------------------------------

The Global Equity Portfolio has designated 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

International Equity, Emerging Markets and Global Equity paid qualifying foreign taxes of $1,009,185, $63,278 and $32,387 and earned $7,541,512, $423,877 and
$293,242 foreign source income during the year ended October 31, 2003, respectively. Pursuant to Section 853 of the Internal revenue Code, International Equity, Emerging Markets and Global Equity designated $0.0326, $0.0388 and $0.0201 per share as foreign taxes paid and $0.2434, $0.2596 and $0.1816 per share as income earned from foreign sources for the year ended October 31, 2003, respectively.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
SUPPLEMENTAL TAX INFORMATION (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

The International Equity and Global Equity Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2003. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2003) is as follows:

                                         INTERNATIONAL EQUITY
                                      --------------------------
                                                   GROSS FOREIGN
COUNTRY                               FOREIGN TAX    DIVIDENDS
----------------------------------------------------------------
Australia                                0.0000        0.0067
Austria                                  0.0003        0.0021
Brazil                                   0.0016        0.0184
Canada                                   0.0013        0.0074
Denmark                                  0.0009        0.0058
France                                   0.0025        0.0165
Germany                                  0.0014        0.0096
Hong Kong                                0.0000        0.0009
Ireland                                  0.0005        0.0037
Israel                                   0.0003        0.0017
Italy                                    0.0004        0.0023
Japan                                    0.0015        0.0137
Mexico                                   0.0000        0.0024
Netherlands                              0.0055        0.0366
Russia                                   0.0000        0.0078
Singapore                                0.0007        0.0031
South Africa                             0.0000        0.0106
Spain                                    0.0012        0.0077
Sweden                                   0.0005        0.0034
Switzerland                              0.0041        0.0193
Taiwan                                   0.0004        0.0000
Thailand                                 0.0043        0.0000
United Kingdom                           0.0053        0.0638

                                            GLOBAL EQUITY
                                      --------------------------
COUNTRY                                            GROSS FOREIGN
                                      FOREIGN TAX    DIVIDENDS
----------------------------------------------------------------

Australia                               0.0000        0.0108
Brazil                                  0.0009        0.0277
Canada                                  0.0008        0.0032
Denmark                                 0.0000        0.0029
France                                  0.0031        0.0231
Germany                                 0.0034        0.0173
Hong Kong                               0.0000        0.0128
Israel                                  0.0000        0.0002
Italy                                   0.0000        0.0000
Japan                                   0.0009        0.0126
Mexico                                  0.0000        0.0029
Netherlands                             0.0005        0.0032
Russia                                  0.0012        0.0122
South Africa                            0.0000        0.0135
South Korea                             0.0001        0.0017
Sweden                                  0.0000        0.0035
Switzerland                             0.0010        0.0103
Taiwan                                  0.0003        0.0000
Thailand                                0.0060        0.0000
United Kingdom                          0.0018        0.0236

                                           EMERGING MARKETS
                                      --------------------------
                                                   GROSS FOREIGN
COUNTRY                               FOREIGN TAX    DIVIDENDS
----------------------------------------------------------------
Austria                                   0.0009        0.0062
Brazil                                    0.0027        0.0417
Chile                                     0.0017        0.0071
China                                     0.0014        0.0000
Croatia                                   0.0001        0.0034
Hong Kong                                 0.0000        0.0199
Hungary                                   0.0000        0.0000
India                                     0.0001        0.0094
Indonesia                                 0.0005        0.0070
Israel                                    0.0003        0.0014
Luxembourg                                0.0000        0.0000
Malaysia                                  0.0023        0.0126
Mexico                                    0.0000        0.0099
Poland                                    0.0004        0.0028
Russia                                    0.0026        0.0324
South Africa                              0.0000        0.0313
South Korea                               0.0035        0.0205
Taiwan                                    0.0106        0.0360
Thailand                                  0.0096        0.0075
United Kingdom                            0.0022        0.0105

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2004.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS OF THE FUND
(UNAUDITED)
--------------------------------------------------------------------------------

DISINTERESTED DIRECTORS:

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                 POSITION         TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS AND              WITH THE         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE                    FUND            TIME SERVED*           FIVE YEARS           DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Jane A. Freeman                 Director      Indefinite; Director  Scientific Learning           3               None
c/o Scientific Learning                       since 1996            Corporation
300 Frank Ogawa Plaza                                               (Education
Oakland, CA 94612                                                   Software), Chief
Age, 50                                                             Financial Officer,
                                                                    1/00-present;
                                                                    Treasurer and Vice
                                                                    President, Finance &
                                                                    Business
                                                                    Development,
                                                                    9/99-1/00;
                                                                    Rockefeller & Co.,
                                                                    Investment Manager,
                                                                    1988-8/99.

Samuel R. Karetsky              Director      Indefinite; Director  The Karetsky Group,           3               None
900 Third Avenue, 26th Fl.                    since 1998            LLC (Consulting),
New York, NY 10022                                                  1/03 to present;
Age, 58                                                             European Investors
                                                                    Inc., Managing
                                                                    Director,
                                                                    11/98-12/02; Samuel
                                                                    R. Karetsky L.L.C.
                                                                    (Consulting),
                                                                    3/97-10/98.

Carl W. Schafer                 Director      Indefinite; Director  The Atlantic                  3         Roadway
66 Witherspoon Street                         since 1996            Foundation                              Corporation;
Princeton, NJ 08542                                                 (Charitable                             Frontier Oil
Age, 67                                                             Foundation),                            Corp.; Labor
                                                                    President,                              Ready, Inc.;
                                                                    1990-present.                           UBS Mutual
                                                                                                            Funds; Guardian
                                                                                                            Life Mutual
                                                                                                            Funds; European
                                                                                                            Investors REIT
                                                                                                            Mutual Fund.

INTERESTED DIRECTOR:

                                                                                             NUMBER OF
                                                                         PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                 POSITION         TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS AND              WITH THE         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
           AGE                    FUND            TIME SERVED*           FIVE YEARS           DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
David R. Loevner**             Director,      Indefinite;           Harding, Loevner              3               None
Harding, Loevner             President and    Director, President   Management, L.P.,
Management, L.P.            Chairman of the   and Chairman of the   President and CEO,
50 Division Street,              Board        Board since 1996      7/89-present.
Suite 401
Somerville, NJ 08876
Age, 49

  * Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
 ** David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund's investment adviser.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
DIRECTORS AND PRINCIPAL OFFICERS OF THE FUND (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS OF THE FUND

                                                                         PRINCIPAL
          NAME,                                  TERM OF OFFICE        OCCUPATION(S)
       ADDRESS AND              POSITION         AND LENGTH OF          DURING PAST
           AGE               WITH THE FUND        TIME SERVED@           FIVE YEARS
----------------------------------------------------------------------------------------
Richard Reiter               Treasurer and    1 year; Treasurer     Harding, Loevner
Harding, Loevner            Chief Financial   and Chief Financial   Management, L.P.,
Management, L.P.                Officer       Officer since         Portfolio Manager
50 Division Street,                           September 2002        1/01-present;
Suite 401                                                           Product Information
Somerville, NJ 08876                                                Manager, 4/96-12/00.
Age, 37

Patrice Singleton            Vice President   1 year; Vice          Harding Loevner
Harding, Loevner                              President since 2002  Management, L.P.,
Management, L.P.                                                    General Manager
50 Division Street,                                                 7/94-present.
Suite 401
Somerville, NJ 08876
Age, 50

Susan C. Mosher                Secretary      1 year; Secretary     Investors Bank &
Investors Bank & Trust                        since 1999            Trust Company,
Company                                                             Director and Senior
200 Clarendon Street                                                Counsel,
Boston, MA 02116                                                    1995-present.
Age, 48

Annellen M. McNamara           Assistant      1 year; Assistant     Investors Bank &
Investors Bank & Trust         Treasurer      Treasurer since 2002  Trust Company,
Company                                                             Director,
200 Clarendon Street                                                6/02-present; Senior
Boston, MA 02116                                                    Manager 1/00-6/02;
Age, 36                                                             Manager 1998-1999.

John M. DelPrete               Assistant      1 year; Assistant     Investors Bank &
Investors Bank & Trust         Secretary      Secretary since 2000  Trust Company,
Company                                                             Senior Associate
200 Clarendon Street                                                Counsel,
Boston, MA 02116                                                    1997-present.
Age, 35

  @ Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request, by calling 1-877-435-8105.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS AND DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
DIRECTOR, PRESIDENT AND CHAIRMAN
OF THE BOARD OF THE FUND

Patrice Singleton
VICE PRESIDENT OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Richard Reiter
CHIEF FINANCIAL OFFICER AND
TREASURER OF THE FUND

Annellen McNamara
ASSISTANT TREASURER
OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY
OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

ITEM 2. CODE OF ETHICS.

    As of October 31, 2003, the Registrant has adopted a code of ethics that applies to the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer. For the year ended October 31, 2003, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Directors has determined that the Registrant has more than one audit committee financial expert serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Carl Schafer and Jane Freeman, both of whom are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    Not applicable to this filing.

ITEM 5. LISTED COMPANY AUDIT COMMITTEES.

    Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) Within the 90-day period immediately preceding the filing of this Report, the Registrant's Chief Executive Officer and Principal Financial Officer have each evaluated the effectiveness of the Registrant's "Disclosure Controls and Procedures" and have concluded that they were effective. As such term is used above, the Registrant's Controls and Procedures are controls and other procedures of the Registrant that are designed to ensure that information required to be disclosed by the Registrant in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Registrant in such reports is accumulated and communicated to the Registrant's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

    (a) Code of Ethics is attached.

    (b) Certification letters are attached.

    (c) Section 906 Certifications are attached.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   Harding, Loevner Funds, Inc.


   By: /s/ David R Loevner
  -------------------------------
   David R. Loevner, President
   Date:    December 19, 2003

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    By: /s/ David R Loevner
   ------------------------------------------------------
    David R. Loevner, President
    Date:    December 19, 2003


    By: /s/ Richard Reiter
   ------------------------------------------------------
    Richard Reiter, Treasurer and Chief Financial Officer
    Date:    December 19, 2003

                                        3